Income Taxes	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
Income Taxes	INCOME TAXES:

	Year ended December 31
	2018	2019	2020
Current income tax expense:
Current year (i)	$44.4	$35.1	$38.9
Adjustments for prior years, including changes to net provisions related to tax uncertainties (ii)	(4.7)	(12.3)	(6.0)
	39.7	22.8	32.9
Deferred income tax expense (recovery):
Origination and reversal of temporary differences (i) (iii)	6.2	15.4	10.1
Changes in previously unrecognized tax losses and deductible temporary differences, including adjustments for prior years (iii) (iv)	(62.9)	(8.7)	(13.4)
	(56.7)	6.7	(3.3)
Income tax expense (recovery)	$(17.0)	$29.5	$29.6
A reconciliation of income taxes calculated at the statutory income tax rate to the income tax expense at the effective tax rate is as follows:

	Year ended December 31
	2018	2019	2020

Earnings before income taxes	$81.9	$99.8	$90.2
Income tax expense at Celestica’s statutory income tax rate of 26.5% (2018 - 2020)	$21.7	$26.4	$23.9
Impact on income taxes from:
Manufacturing and processing deduction	(0.1)	—	—
Foreign income taxed at different rates	(9.1)	(6.7)	(16.3)
Foreign exchange	3.8	5.0	(8.6)
Other, including non-taxable/non-deductible items and changes to net provisions related to tax uncertainties (i) (ii) (iii)	11.3	(5.8)	25.0
Change in tax rates	—	(0.8)	—
Change in unrecognized tax losses and deductible temporary differences (iii) (iv)	(44.6)	11.4	5.6
Income tax expense (recovery)	$(17.0)	$29.5	$29.6

(i)    These line items for 2020 in the two tables above include a deferred tax expense of $16.5 related to taxable temporary differences associated with the anticipated repatriation of undistributed earnings from certain of our Chinese and Thai subsidiaries, and current tax expense of $1.8 for withholding tax on dividends paid during the year. These items for 2019 in the two tables above include a deferred tax expense of $6.0 related to taxable temporary differences associated with the then-anticipated repatriation of undistributed earnings from certain of our Chinese and Thai subsidiaries, which was realized as a current tax expense for withholding tax on dividends paid in 2020.
(ii)    These line items for 2019 and 2020 in the two tables above include tax benefits related to return-to-provision adjustments and net adjustments for tax liabilities and uncertainties (discussed below).
(iii)    These line items for 2019 in the two tables above include the tax expense related to the taxable portion of the Property Gain and the recognition of offsetting previously-unrecognized tax losses (discussed below).
(iv)    These line items for 2018 in the two tables above include the recognition of an aggregate of $53.3 of deferred tax assets in our U.S. group of subsidiaries (discussed below).
    Our effective income tax rate can vary significantly period-to-period for various reasons, including as a result of the mix and volume of business in various tax jurisdictions within the Americas, Europe and Asia, in jurisdictions with tax holidays and tax incentives, and in jurisdictions for which no net deferred income tax assets have been recognized because management believed it was not probable that future taxable profit would be available against which tax losses and deductible temporary differences could be utilized. Our effective income tax rate can also vary due to the impact of restructuring charges, foreign exchange fluctuations, operating losses, cash repatriations, and changes in our provisions related to tax uncertainties.
    During 2020, we recorded a net income tax expense of $29.6, which included $18.3 of tax expenses relating to current and future withholding taxes associated with repatriations of undistributed earnings from certain of our Chinese and Thai subsidiaries that occurred in 2020 or are anticipated to occur in the foreseeable future, offset in large part by the following favorable impacts: (i) $4.1 in tax benefits related to return-to-provision adjustments for changes in estimates related to prior years based on changes in facts or circumstances (RTP Adjustments), (ii) the recognition of $2.6 of previously unrecognized deferred tax assets of our Japanese subsidiary, (iii) $5.1 in favorable foreign exchange impacts (Currency Impacts) arising primarily from the strengthening of the Chinese renminbi relative to the U.S. dollar (our functional currency), and (iv) a $5.7 reversal of tax uncertainties in certain of our Asian subsidiaries in Q1 2020.
During 2019, we recorded a net income tax expense of $29.5, which was favorably impacted by $6.4 in tax benefits arising from RTP Adjustments, and an aggregate of $4.5 in reversals of certain previously-recorded tax liabilities and uncertainties, offset in part by $6.0 in withholding taxes associated with the then-anticipated repatriations of undistributed earnings with respect to certain of our Chinese and Thai subsidiaries. While our net income tax expense included Currency Impacts from fluctuations in foreign currencies relative to the U.S. dollar during each quarter of 2019, overall net Currency Impacts for 2019 were not significant. In connection with the sale of our Toronto real property, there was no net tax impact (see note 16(c)), as the deferred tax expense of $5.7 was offset by the recognition of previously unrecognized tax losses.
    During 2018, we recorded a net income tax recovery of $17.0 which was favorably impacted by the recognition of $3.7 and $49.6 of previously unrecognized deferred tax assets in our U.S. group of subsidiaries as a result of our Atrenne and Impakt acquisitions, respectively (which largely offset the net deferred tax liabilities of $56.6 that arose in connection with such acquisitions), as well as the reversal in Q2 2018 of $6.0 of previously-accrued Mexican income taxes to reflect the terms of an approved bi-lateral advance pricing arrangement. These income tax benefits were offset, in part, by adverse Currency Impacts arising from the weakening of the Malaysian ringgit and Chinese renminbi relative to the U.S. dollar.
Changes in deferred tax assets and liabilities for the periods indicated are as follows:

	Unrealized foreign exchange gains	Accounting provisions not currently deductible	Pensions and non-pension post-retirement benefits	Tax losses carried forward	Property, plant and equipment and intangibles	Other	Reclassification between deferred tax assets and deferred tax liabilities(i)	Total
Deferred tax assets:
Balance — January 1, 2019	$—	$10.8	$—	$59.5	$—	$14.8	$(48.4)	$36.7
Credited (charged) to net earnings	—	(1.0)	0.6	2.1	—	(3.1)	—	(1.4)
Credited (charged) directly to equity	—	—	—	0.3	—	(0.6)	—	(0.3)
Additions from business combinations	—	(0.1)	—	—	—	—	—	(0.1)
Effects of foreign exchange	—	(0.1)	—	1.0	—	0.3	—	1.2
Other	—	—	(0.8)	—	—	—	(1.7)	(2.5)
Balance — December 31, 2019	—	9.6	(0.2)	62.9	—	11.4	(50.1)	33.6
Credited to net earnings	—	0.9	0.4	8.6	—	—	—	9.9
Credited (charged) directly to equity	—	—	0.6	(0.3)	—	—	—	0.3
Effects of foreign exchange	—	—	(0.1)	1.0	—	—	—	0.9
Other	—	—	—	—	—	(11.4)	6.6	(4.8)
Balance — December 31, 2020	$—	$10.5	$0.7	$72.2	$—	$—	$(43.5)	$39.9
Deferred tax liabilities:
Balance — January 1, 2019	$24.6	$—	$0.8	$—	$48.5	$—	$(48.4)	$25.5
Charged to net earnings	0.8	—	—	—	4.5	—	—	5.3
Additions from business combinations	—	—	—	—	(0.9)	—	—	(0.9)
Effects of foreign exchange	1.0	—	—	—	—	—	—	1.0
Other	—	—	(0.8)	—	—	—	(1.7)	(2.5)
Balance — December 31, 2019	26.4	—	—	—	52.1	—	(50.1)	28.4
Charged (credited) to net earnings	(0.2)	—	—	—	(6.7)	13.5	—	6.6
Charged directly to equity	—	—	—	—	—	0.8	—	0.8
Effects of foreign exchange	1.0	—	—	—	0.1	0.2	—	1.3
Other	—	—	—	—	—	(11.4)	6.6	(4.8)
Balance — December 31, 2020	$27.2	$—	$—	$—	$45.5	$3.1	$(43.5)	$32.3
(i)    This reclassification reflects the offsetting of deferred tax assets and deferred tax liabilities to the extent they relate to the same taxing authorities and there is a legally enforceable right to such offset.
The amount of deductible temporary differences and unused tax losses for which no deferred tax assets have been recognized at December 31, 2020 was $1,721.9 (December 31, 2019 — $1,783.2). We have not recognized deferred tax assets in respect of these items because, based on management’s estimates, it is not probable that future taxable profit will be available against which we can utilize the benefits. A portion of our unused tax losses expires between 2021 and 2040 and a portion can be carried forward indefinitely. Deductible temporary differences do not expire under current applicable tax legislation.
The aggregate amount of temporary differences associated with investments in subsidiaries for which we have not recognized deferred tax liabilities is $1.1 (December 31, 2019 — $5.0). As of December 31, 2020, we recorded aggregate net deferred tax assets of $8.3 for one of our Asian subsidiaries which realized losses in 2020, another Asian subsidiary which realized losses in 2019, and for our U.S. group of subsidiaries which realized losses in 2019 and 2020. As of December 31, 2019, we recorded aggregate net deferred tax assets of $6.8 for one of our Asian subsidiaries which realized losses in 2019 and for our U.S. group of subsidiaries which realized losses in 2018 and 2019. As of December 31, 2018, we recorded $5.0 for losses incurred in our U.S. subsidiaries in 2018. We recognize deferred tax assets based on our estimate of the future taxable profit we expect these subsidiaries to achieve based on our review of financial projections.
Certain countries in which we do business grant tax incentives to attract or retain our business. Our tax expense could increase significantly if certain tax incentives from which we benefit are retracted. A retraction could occur if we fail to satisfy the conditions on which these tax incentives are based, or if they are not renewed or replaced upon expiration. Our tax expense could also increase if tax rates applicable to us in such jurisdictions are otherwise increased, or due to changes in legislation or administrative practices. Changes in our outlook in any particular country could impact our ability to meet the required conditions.
Our tax incentives currently consist of tax exemptions for the profits of, and for dividend withholding taxes for, our Thailand and Laos subsidiaries. These tax exemptions are subject to certain conditions with which we intend to comply, and expire between 2021 and 2028.

We have two income tax incentives in Thailand (one of our previous Thailand tax incentives expired in Q4 2019, and another expired in Q3 2020). One of our remaining incentives initially allows for a 100% income tax exemption (including distribution taxes), and after eight years transitions to a 50% income tax exemption for the next five years (excluding distribution taxes). This incentive will transition to the 50% exemption in 2022 and expire in 2027. The second incentive, approved in Q4 2019, allows for a 100% income tax exemption (including distribution taxes) for eight years, and expires in 2028. Upon full expiry of each of the incentives, taxable profits associated therewith become fully taxable.
We received an approval from the Malaysian authorities in Q4 2020 for an income tax incentive for one of our Malaysian subsidiaries, which provides for a 50% income tax exemption for a period of five years for certain product sets manufactured by such subsidiary. The commencement date of this incentive is yet to be determined by the Malaysian authorities. Although a significant portion of this incentive may be retroactively applicable to past periods, we cannot assure that this will be the case. Due to uncertainty of the period for which this incentive applies, we cannot currently quantify the applicable benefit.
See note 25 regarding a Brazilian sales tax contingency.